10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund ATBC PRO-01 | Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
Fund Summary Fund/Class: Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund/Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund} - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund ATBC PRO-01 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A		Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class T		Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class B		Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%		1.50%		1.50%		1.50%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund} - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund ATBC PRO-01 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class T	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class B	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C
Management fee	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.56%	0.62%	0.61%	0.61%
Total annual operating expenses	1.61%	1.92%	2.41%	2.41%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund} - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund ATBC PRO-01 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund - USD ($)
	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class T	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class B	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C
1 year	$ 729	$ 538	$ 744	$ 344
3 years	1,054	932	1,051	751
5 years	1,401	1,350	1,485	1,285
10 years	$ 2,376	$ 2,515	$ 2,455	$ 2,746

Hold Shares
Expense Example, No Redemption {- Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund} - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund ATBC PRO-01 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund - USD ($)
	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class T	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class B	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C
1 Year	$ 729	$ 538	$ 244	$ 244
3 Years	1,054	932	751	751
5 Years	1,401	1,350	1,285	1,285
10 Years	$ 2,376	$ 2,515	$ 2,455	$ 2,746

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of emerging Europe, Middle East and Africa (EMEA) issuers and other investments that are tied economically to the EMEA region.
  Normally investing primarily in common stocks.
  Allocating investments across different EMEA region countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the EMEA market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in the EMEA Region. Because the fund concentrates its investments in the EMEA region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the EMEA region and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	34.22%	June 30, 2009
Lowest Quarter Return	-21.64%	September 30, 2011
Year-to-Date Return	-10.51%	September 30, 2015

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2014

Average Annual Total Returns{- Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund} - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund ATBC PRO-01 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A				May 08, 2008
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A | Return Before Taxes	(16.16%)	1.56%	(2.68%)
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A | After Taxes on Distributions	(16.22%)	1.49%	(2.74%)	May 08, 2008
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A | After Taxes on Distributions and Sales	(8.43%)	1.57%	(1.72%)	May 08, 2008
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class T				May 08, 2008
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class T | Return Before Taxes	(14.39%)	1.76%	(2.60%)
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class B				May 08, 2008
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class B | Return Before Taxes	(16.02%)	1.61%	(2.55%)
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C				May 08, 2008
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C | Return Before Taxes	(12.69%)	1.97%	(2.56%)
MSCI EM (Emerging Markets) Europe, Middle East and Africa Index(reflects no deduction for fees, expenses,or taxes)	(14.74%)	(0.32%)	(4.30%)
[1]	From May 8, 2008

10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund ATBC PRO-01 | Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund | Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund ATBC PRO-01 | Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund | Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund ATBC PRO-01 | Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund | Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class B
Declines over 6 years from 5.00% to 0%.
10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund ATBC PRO-01 | Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund | Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C
On Class C shares redeemed less than one year after purchase.